Schedule of Investments (unaudited) May 31, 2019	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 149.3%

California — 3.1%

Tobacco — 3.1%
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	$535	$530,741
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 5.13%, 06/01/46	500	501,075

Total Municipal Bonds in California		1,031,816

Massachusetts — 141.4%

County/City/Special District/School District — 3.4%
Town of Holyoke Massachusetts, GO, Refunding, 5.00%, 09/01/26	1,000	1,108,460

Education — 58.7%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	1,000	1,129,590
Emerson College Issue, Series A, 5.25%, 01/01/42	500	575,565
Foxborough Regional Charter School, Series A, 7.00%, 07/01/20(a)	250	264,770
Merrimack College, 5.00%, 07/01/47	550	607,458
Mount Holyoke College, Series B, 5.00%, 07/01/41	500	531,700
UMass Boston Student Housing Project, 5.00%, 10/01/48	1,000	1,113,210
UMass Darthmouth Student Housing Project, 5.00%, 10/01/48	200	227,092
Wellesley College, Series J, 5.00%, 07/01/42	1,950	2,139,949
Wentworth Institute Technology, 5.00%, 10/01/46	500	561,610
WGBH Educational Foundation, Series A (AMBAC), 5.75%, 01/01/42	650	934,297
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 05/15/59	1,500	1,878,900
Emerson College, Series A, 5.00%, 01/01/20(a)	200	204,142
Emmanuel College Issue, Series A, 5.00%, 10/01/35	250	284,803

Security	Par (000)	Value

Education (continued)
Foxborough Regional Charter School Issue, 5.00%, 07/01/37	$150	$167,493
International Charter School, 5.00%, 04/15/40	1,000	1,071,070
Suffolk University, 4.00%, 07/01/39	500	524,480
Trustees of Deerfield Academy, 5.00%, 10/01/40	1,675	1,745,216
Wellesley College Issue, Series L, 4.00%, 07/01/44	250	277,265
Western New England University, 5.00%, 09/01/43	500	577,845
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 01/01/27	1,000	1,148,530
Massachusetts Educational Financing Authority, Refunding RB, Issue J, AMT, 3.50%, 07/01/33	195	200,392
Massachusetts Health & Educational Facilities Authority, RB, Berklee College of Music, Inc., Series A, 5.00%, 10/01/37	70	70,199
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Northeastern University, Series T-2, 5.00%, 10/01/32	500	548,910
Springfield College, 5.63%, 10/15/19(a)	500	507,610
Tufts University, Series M, 5.50%, 02/15/27	1,000	1,281,030
University of Massachusetts Building Authority, RB, Senior-Series 2, 5.00%, 11/01/39	500	548,685

		19,121,811

Health — 22.1%
Massachusetts Development Finance Agency, Refunding RB:
Atrius Health Issue, Series A, 5.00%, 06/01/39	250	294,750
Atrius Health Issue, Series A, 4.00%, 06/01/49	250	262,845
Boston Medical Center, Series E, 4.00%, 07/01/38	500	521,230
Carleton-Willard Village, 5.63%, 12/01/30	500	509,150
New Bridge Charles, Inc., 4.13%, 10/01/42(b)	550	561,841

1

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Partners Healthcare, Series L, 5.00%, 07/01/21(a)	$995	$1,064,819
Partners Healthcare, Series L, 5.00%, 07/01/36	5	5,312
Series A, 5.00%, 07/01/44	250	290,878
Massachusetts Health & Educational Facilities Authority, RB:
Cape Cod Healthcare Obligated Group, Series D (AGC), 5.00%, 11/15/19(a)	1,000	1,015,940
Children’s Hospital, Series M, 5.25%, 12/01/19(a)	600	611,100
Children’s Hospital, Series M, 5.50%, 12/01/19(a)	500	509,860
Southcoast Health Obligation Group, Series D, 5.00%, 07/01/39	500	501,360
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, Series H, 5.25%, 07/01/38	1,000	1,036,000

		7,185,085

Housing — 6.3%
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	160	161,307
5.35%, 12/01/42	645	651,450
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A:
3.80%, 12/01/43	500	522,250
(FHA), 5.25%, 12/01/35	185	191,553
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	500	525,430

		2,051,990

State — 26.6%
Commonwealth of Massachusetts, GO:
Series C, 5.00%, 07/01/45	1,000	1,153,500
Series G, 4.00%, 09/01/42	1,000	1,085,350
Massachusetts Bay Transportation Authority, Refunding RB:
Senior Series A, 5.25%, 07/01/29	730	971,083
Sub-Series A-2, 5.00%, 07/01/45	2,240	2,667,056

Security	Par (000)	Value

State (continued)
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	$500	$552,880
Series B, 5.00%, 10/15/41	1,000	1,071,230
Massachusetts State College Building Authority, Refunding RB, Series B (Syncora), 5.50%, 05/01/39	825	1,161,748

		8,662,847

Transportation — 24.3%
Commonwealth of Massachusetts, RB, Series A, 5.00%, 06/15/22(a)	1,000	1,106,130
Commonwealth of Massachusetts, Refunding RB, Series A, 5.00%, 06/01/21(a)	500	535,235
Massachusetts Department of Transportation, Refunding RB, Senior Series B:
5.00%, 01/01/32	1,120	1,141,179
5.00%, 01/01/37	1,000	1,018,620
Massachusetts Port Authority, RB, AMT, Series A, 5.00%, 07/01/42	1,000	1,082,420
Massachusetts Port Authority, RB, AMT, Series B, 5.00%, 07/01/45	1,750	1,983,573
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 07/01/36	1,000	1,069,530

		7,936,687

Total Municipal Bonds in Massachusetts		46,066,880

Puerto Rico — 4.8%

State — 3.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.50%, 07/01/34	3	3,075
Series A-1, 4.75%, 07/01/53	113	109,010
Series A-1, 5.00%, 07/01/58	747	742,556
Series A-2, 5.00%, 07/01/58	141	134,831

		989,472

2

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco — 0.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	$215	$217,221

Utilities — 1.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	115	114,137
5.13%, 07/01/37	75	74,438
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	170	170,000

		358,575

Total Municipal Bonds in Puerto Rico		1,565,268

Total Municipal Bonds — 149.3% (Cost — $45,253,226)		48,663,964

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

Massachusetts — 15.4%

Education — 10.5%
Massachusetts Development Finance Agency, RB, Worcester Polytechnic Institute, 4.00%, 09/01/49	1,006	1,038,834

Security	Par (000)	Value

Education (continued)
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 11/15/46(d)(b)	$2,000	$2,371,735

		3,410,569

Health — 1.5%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 4.00%, 07/01/35	430	478,902

State — 3.4%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,001	1,128,345

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 15.4% (Cost — $4,821,085)		5,017,816

Total Long-Term Investments — 164.7% (Cost — $50,074,311)		53,681,780

Total Investments — 164.7% (Cost — $50,074,311)		53,681,780

Other Assets Less Liabilities — 1.4%		471,662

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.6)%		(3,143,927)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (56.5)%		(18,423,126)

Net Assets Applicable to Common Shares — 100.0%		$32,586,389

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires on November 15, 2024, is $1,551,389.

During the period ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 8/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class*	427,577	(427,577)	—	$—	$6,387	$336	$—

*	No longer held by the fund as of period end.
(a)	Includes net capital gain distributions, if applicable.

3

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Massachusetts Tax-Exempt Trust (MHE)

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

RB — Revenue Bonds

Syncora — Syncora Guarantee

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	6	09/19/19	$761	$(5,040)
Long U.S. Treasury Bond	12	09/19/19	1,845	(19,200)
5-Year U.S. Treasury Note	3	09/30/19	352	(1,434)

				$(25,674)

4

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock Massachusetts Tax-Exempt Trust (MHE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$53,681,780	$—	$53,681,780

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(25,674)	$—	$—	$(25,674)

(a)	See above Schedule of Investments for values in each state.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(3,136,631)	$—	$(3,136,631)
VRDP Shares at Liquidation Value	—	(18,500,000)	—	(18,500,000)

	$—	$(21,636,631)	$—	$(21,636,631)

5